Consolidated Statements of Stockholders' Equity - USD ($)	Cumulative effect of adjustment upon adoption of ASC 606 Retained Earnings	Cumulative effect of adjustment upon adoption of ASC 606 Total AerSale Stockholders' Equity	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Total AerSale Stockholders' Equity	Noncontrolling Interest	Total
Balance at beginning at Dec. 31, 2017			$ 2,000	$ 500	$ 243,218,738	$ 25,695,345	$ 268,916,583	$ (39,132,578)
Balance at beginning (in shares) at Dec. 31, 2017			200,000	50,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of shares due to merger recapitalization			$ (2,000)	$ 29	1,971
Conversion of shares due to merger recapitalization (in shares)			(200,000)	5,235,054
Net loss attributable to non-controlling interests								39,132,578	$ 39,132,578
Effect of reverse merger				$ 529	243,220,709	25,695,345	268,916,583	$ (39,132,578)
Effect of reverse merger (in shares)				5,285,054
Net income from continuing operations attributable to AerSale Corporation						8,853,211	8,853,211
Net loss attributable to AerSale Corp.									8,853,211
Balance at ending at Dec. 31, 2018	$ 716,433	$ 716,433		$ 529	243,220,709	34,548,556	277,769,794
Balance at ending (in shares) at Dec. 31, 2018				5,285,054
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income from continuing operations attributable to AerSale Corporation						15,499,138	15,499,138
Net loss attributable to AerSale Corp.									15,499,138
Balance at ending at Dec. 31, 2019				$ 529	243,220,709	50,764,127	293,985,365		293,985,365
Balance at ending (in shares) at Dec. 31, 2019				5,285,054
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of reverse merger				$ 3,566	49,127,199		49,130,765
Effect of reverse merger (in shares)				35,656,859
Stock-based compensation				$ 10	1,042,446		1,042,456
Stock-based compensation (in shares)				104,303
Net income from continuing operations attributable to AerSale Corporation						8,482,513	8,482,513
Net loss attributable to AerSale Corp.									8,482,513
Balance at ending at Dec. 31, 2020				$ 4,105	$ 293,390,354	$ 59,246,640	$ 352,641,099		$ 352,641,099
Balance at ending (in shares) at Dec. 31, 2020				41,046,216